Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions

12. Related Party Transactions

The Company had various transactions with a former member of its board of directors and a stockholder of the Company, which is considered a related party.

●	The Company leases its headquarters office space in Minnesota from a company owned by the stockholder. The lease is considered a common control leasing arrangement. The lease liability due to the stockholder was $889 and $919 as of March 31, 2026 and December 31, 2025, respectively.

●	The Company received Term Loans from GAT during 2024 and 2025 (see Note 8).

●	The Company has a shared services arrangement with a company that is indirectly owned by the stockholder, for certain support services used in the course of business. In relation to the shared services arrangement, the Company’s expenses are not material.

15. Related Party Transactions

The Company had various transactions with a member of the Company’s board of directors and a controlling stockholder of the Company, which is considered a related party.

●	The Company leases its headquarters office space in Minnesota from the stockholder. The lease is considered a common control leasing arrangement. See Note 7 for additional information related to this lease including the operating lease cost for the years ended December 31, 2025 and 2024 and the lease liability due to the stockholder as of December 31, 2025 and 2024.

●	The Company received Term Loans from GAT during 2024 and 2025 that were extinguished on August 25, 2025 (see Note 9).

●	The Company has a shared services arrangement with a company that is indirectly owned by the stockholder, for certain support services used in the course of business. In relation to the shared services arrangement, the Company’s expenses are not material.